Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Income tax recognized in profit or loss

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)

Current tax	€(1,372)	€(584)	€(218)
Deferred tax	1,158	535	20
Income taxes	€(214)	€(50)	€(198)

Tax Liabilities

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Current tax payable	€2,037	€1,175	€865
Total tax liabilities	€2,037	€1,175	€865

Tax reconciled to the accounting result

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)

Income/loss (-) before tax	€150,060	€(29,209)	€(115,507)
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	44,388	(8,640)	(39,261)
Tax expenses/income (-) in statement of operations (effective)	214	50	198
Difference in tax expense/income to explain	€(44,173)	€8,690	€39,458

Effect of tax rates in other jurisdictions	€831	€411	€14
Effect of non taxable revenues	(13,079)	(11,558)	(11,277)
Effect of share based payment expenses without tax impact	10,318	7,530	5,317
Effect of expenses/income (-) not subject to tax	53,270	382	102
Effect of non tax deductible expenses	795	945	404
Effect of recognition of previously non recognized deferred tax assets	(2,286)	(1,977)	(414)
Effect of change in tax rates	—	—	181
Effect of tax losses (utilized) reversed	(136)	(150)	(763)
Effect of under or over provision in prior periods	30	—	—
Effect of non recognition of deferred tax assets	47,413	13,108	45,895
Effect of derecognition of previously recognized deferred tax assets	106	—	—
Effect of use of IID	(141,435)	—	—
Total explanations	€(44,173)	€8,690	€39,458